Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 175,782	$ 225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations		(55)
Balance at end of period	$ 138,437	$ 175,782